SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Disclosure of summary of significant accounting policies [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.1 Basis of preparation
The Unaudited Interim Condensed Consolidated Financial Statements (the "Interim Financial Statements") have been prepared in accordance with IAS 34 - Interim Financial Reporting. Accordingly, they do not include all the information and disclosures required in consolidated financial statements and should be read in conjunction with the Group’s Consolidated Financial Statements for the year ended December 31, 2021.
In accordance with IAS 1- Presentation of Financial Statements, the Interim Financial Statements are prepared on the assumption that Constellium is a going concern and will continue in operation for the foreseeable future.
The accounting policies adopted in the preparation of the Interim Financial Statements are consistent with those followed in the preparation of the Group’s Consolidated Financial Statements for the year ended December 31, 2021, except for the application of the effective tax rate method in accordance with IAS 34 - Interim Financial Reporting.
The Interim Financial Statements are presented in millions of Euros, except when otherwise indicated. Certain reclassifications may have been made to prior year amounts to conform to the current year presentation.
The Interim Financial Statements were authorized for issue by management on July 25, 2022.
2.2 New and amended standards and interpretations
Several amendments to IFRS standards apply for the first time in 2022, but have no impact on the Interim Financial Statements of the Group.
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The Group plans to adopt the new standards and interpretations on their required effective dates.
2.3 Judgments in applying accounting policies and key sources of estimation uncertainty
The preparation of financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, along with the accompanying disclosures and the disclosure of contingent liabilities. These judgments, estimates and assumptions are based on management’s best knowledge of the relevant facts and circumstances, giving consideration to previous experience. However, actual results may differ from the amounts included in the financial statements.
In preparing these Interim Financial Statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those applied to the Consolidated Financial Statements at and for the year ended December 31, 2021, as well as the application of the effective tax rate method for the determination of the income tax provision.
2.4 Exchange rates
The following table summarizes the main exchange rates used for the preparation of the Interim Financial Statements:

		Average rates		Closing rates
Foreign exchange rate for 1 Euro		Six months ended June 30,		At June 30,	At December 31,
		2022	2021	2022	2021
U.S. Dollars	USD	1.0924	1.2052	1.0387	1.1326
Swiss Francs	CHF	1.0317	1.0945	0.9960	1.0331
Czech Koruna	CZK	24.6445	25.8508	24.7390	24.8580